JOINT VENTURE CORPORATION - AURORA MINERALS LTD.	9 Months Ended
Dec. 31, 2025
JOINT VENTURE CORPORATION - AURORA MINERALS LTD.
JOINT VENTURE CORPORATION - AURORA MINERALS LTD

7. JOINT VENTURE CORPORATION – AURORA MINERALS LTD.

On August 20, 2025, the Company and Freeport had formed a private joint venture corporation, Aurora Minerals Ltd (“Aurora Minerals”) to operate the JOY District (Note 6). Aurora Minerals will hold the JOY District mineral rights and titles with Freeport owning 60% and Amarc owning 40% ownership of the Aurora Minerals. Freeport is the operator of the Aurora Minerals and Freeport have appointed Amarc as the primary contractor to manage JOY District exploration programs under a separate services agreement.

Aurora Minerals was formed by the initial contribution of each of Amarc and Freeport of their respective 40% and 60% interests in the JOY District in consideration for the same percentage of common shares in the equity of Aurora Minerals Ltd.

The transfer of such non-monetary consideration in exchange for the joint venture equity interest was considered to lack commercial substance and accordingly no gain for loss was recorded by the Company.

Subsequent to the establishment of Aurora Minerals, Freeport has elected to sole fund stage 2 of Aurora Minerals expenditures in the aggregate of $75 million within the following five years at a rate of no less than $10 million per year, failing which Freeport and Amarc will proceed to fund the project pro rata on a 60:40 basis. At such time as stage 2 is completed, Freeport’s ownership of Aurora Minerals will increase to 70% and Amarc will decrease to 30%.

During the three and nine months ended December 31, 2025, Aurora Minerals incurred $3,514,073 and $$7,151,044 respectively of exploration and evaluation expenditures. As a result, Amarc earned a contractor fee of $166,744 and $342,744 respectively as manager and primary contractor of the JOY District.

The Company’s interest in Aurora Minerals is accounted for using the equity accounting method on the basis that it retains significant influence over its operations. Amarc reports carrying value of its investment in Aurora Minerals at a nominal value of $1 as Freeport has been sole funder of the Aurora Minerals since inception. Summarized financial information of Aurora Minerals are set out below:

	December 31, 2025	December 31, 2024
Current assets	$230,328	N/A
Non-current assets	$nil	N/A
Current liabilities	$10,000	N/A
Expenses	$8,139,902	N/A
Net loss	$8,139,902	N/A

As at December 31, 2025, the Company has a liability within advanced contributions balance of $230,328 which represents unspent JOY District exploration and evaluation expenditures advanced to it by Aurora Minerals.